Supplementary oil and gas information (Tables)	12 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Capitalised costs relating to oil and gas production activities
Capitalised costs relating to oil and gas production activities
The following table shows the aggregate capitalised costs relating to oil and gas exploration and production activities and related accumulated depreciation, depletion, amortisation and valuation provisions.

	Australia	United States (1)	Other (2)	Total
	US$M	US$M	US$M	US$M
Capitalised cost
2020
Unproved properties	10	808	576	1,394
Proved properties	17,079	12,538	1,743	31,360

Total costs	17,089	13,346	2,319	32,75 4
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(11,423)	(8,726)	(1,370)	(21,519)

Net capitalised costs	5,666	4,620	949	11,235

2019
Unproved properties	10	875	458	1,343
Proved properties	16,514	11,751	1,625	29,890

Total costs	16,524	12,626	2,083	31,233
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(10,867)	(8,339)	(1,302)	(20,508)

Net capitalised costs	5,657	4,287	781	10,725

2018
Unproved properties	10	4,528	202	4,740
Proved properties	16,258	43,885	2,424	62,567

Total costs	16,268	48,413	2,626	67,307
Less: Accumulated depreciation, depletion, amortisation and valuation provisions	(9,984)	(33,437)	(2,065)	(45,486)

Net capitalised costs	6,284	14,976	561	21,821

(1)	Net capitalised costs includes Onshore US assets of US$ nil (2019: US$ nil; 2018: US$10,672 million).

(2)	Other is primarily comprised of Algeria, Mexico, Trinidad and Tobago and the United Kingdom (divested 30 November 2018).

Costs incurred relating to oil and gas property acquisition, exploration and development activities
Costs incurred relating to oil and gas property acquisition, exploration and development activities
The following table shows costs incurred relating to oil and gas property acquisition, exploration and development activities (whether charged to expense or capitalised). Amounts shown include interest capitalised.

	Australia	United States (3)	Other (4)	Total
	US$M	US$M	US$M	US$M
2020
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	–	38	6	44
Exploration (1)	38	278	370	686
Development	232	676	100	1,008

Total costs (2)	270	992	476	1,738

2019
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	–	5	–	5
Exploration (1)	44	190	492	726
Development	132	792	54	978

Total costs (2)	176	987	546	1,709

2018
Acquisitions of proved property	–	–	–	–
Acquisitions of unproved property	–	9	–	9
Exploration (1)	25	418	291	734
Development	195	1,548	34	1,777

Total costs (2)	220	1,975	325	2,520

(1)	Represents gross exploration expenditure, including capitalised exploration expenditure, geological and geophysical expenditure and development evaluation costs charged to income as incurred.

(2)	Total costs include US$1,178 million (2019: US$1,275 million; 2018: US$1,970 million) capitalised during the year.

(3)	Total costs include Onshore US assets of US$ nil (2019: US$331 million; 2018: US$1,081 million).

(4)	Other is primarily comprised of Algeria, Canada, Mexico and Trinidad and Tobago.

Results of operations from oil and gas producing activities
Results of operations from oil and gas producing activities
The following information is similar to the disclosures in note 1 ‘Segment reporting’ in section 5.1, but differs in several respects as to the level of detail and geographic information. Amounts shown in the following table exclude financial income, financial expenses, and general corporate overheads. Further, the amounts shown below include Onshore US however the disclosures in note 1 ‘Segment reporting’ in Section 5.1 do not.
Income taxes were determined by applying the applicable statutory rates to pre-tax
income with adjustments for permanent differences and tax credits.

	Australia	United States (7)	Other (8)	Total
	US$M	US$M	US$M	US$M
2020
Oil and gas revenue (1)	2,535	1,101	350	3,986
Production costs	(575)	(161)	(80)	(816)
Exploration expenses	(37)	(271)	(252)	(560)
Depreciation, depletion, amortisation and valuation provision (2)	(906)	(476)	(75)	(1,457)
Production taxes (3)	(177)	(1)	(13)	(191)

	840	192	(70)	962
Accretion expense (4)	(78)	(24)	(10)	(112)
Income taxes	(275)	(35)	(157)	(467)
Royalty-related taxes (5)	(85)	–	–	(85)

Results of oil and gas producing activities (6)	402	133	(237)	298

2019
Oil and gas revenue (1)	3,404	2,675	610	6,689
Production costs	(752)	(568)	(118)	(1,438)
Exploration expenses	(44)	(162)	(229)	(435)
Depreciation, depletion, amortisation and valuation provision (2)	(917)	(621)	(103)	(1,641)
Production taxes (3)	(198)	–	(25)	(223)

	1,493	1,324	135	2,952
Accretion expense (4)	(80)	(34)	(13)	(127)
Income taxes	(530)	(193)	(267)	(990)
Royalty-related taxes (5)	(164)	–	–	(164)

Results of oil and gas producing activities (6)	719	1,097	(145)	1,671

2018
Oil and gas revenue (1)	3,229	3,747	421	7,397
Production costs	(701)	(1,312)	(121)	(2,134)
Exploration expenses	(25)	(270)	(254)	(549)
Depreciation, depletion, amortisation and valuation provision (2)	(1,045)	(2,842)	(81)	(3,968)
Production taxes (3)	(171)	–	(1)	(172)

	1,287	(677)	(36)	574
Accretion expense (4)	(81)	(46)	(14)	(141)
Income taxes	(418)	(723)	(124)	(1,265)
Royalty-related taxes (5)	(103)	–	–	(103)

Results of oil and gas producing activities (6)	685	(1,446)	(174)	(935)

(1)	Includes sales to affiliated companies of US$ 62 million (2019: US$75 million; 2018: US$75 million).

(2)	Includes valuation provision of US$12 million (2019: US$21 million; 2018: US$596 million).

(3)	Includes royalties and excise duty.

(4)	Represents the unwinding of the discount on the closure and rehabilitation provision.

(5)	Includes petroleum resource rent tax and petroleum revenue tax where applicable.

(6)
Amounts shown exclude financial income, financial expenses and general corporate overheads and, accordingly, do not represent all of the operations attributable to the Petroleum segment presented in note 1 ‘Segment reporting’ in section 5.1.

(7)	Results of oil and gas producing activities includes Onshore US assets of US$ nil (2019: US$431 million; 2018: US$(465) million).

(8)	Other is primarily comprised of Algeria, Canada, Mexico, Trinidad and Tobago a nd the United Kingdom (divested 30 November 2018).

Standardised measure of discounted future net cash flows relating to proved oil and gas reserves (standardised measure)
The following tables set out the standardised measure of discounted future net cash flows, and changes therein, related to the Group’s estimated proved reserves as presented in section 6.4.1 ‘Petroleum reserves’, and should be read in conjunction with that disclosure.
The analysis is prepared in compliance with FASB Oil and Gas Disclosure requirements, applying certain prescribed assumptions under Topic 932 including the use of unweighted average
first-day-of-the-month
market prices for the previous
12-months,
year-end
cost factors, currently enacted tax rates and an annual discount factor of 10 per cent to year end quantities of net proved reserves.
Certain key assumptions prescribed under Topic 932 are arbitrary in nature and may not prove to be accurate. The reserve estimates on which the Standard measure is based are subject to revision as further technical information becomes available or economic conditions change.
Discounted future net cash flows like those shown below are not intended to represent estimates of fair value. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated future changes in commodity prices, exchange rates, development and production costs as well as alternative discount factors representing the time value of money and adjustments for risk inherent in producing oil and gas.

	Australia	United States (1)	Other (2)	Total
	US$M	US$M	US$M	US$M
Standardised measure
2020
Future cash inflows	11,526	12,997	1,660	26,183
Future production costs	(4,027)	(4,943)	(494)	(9,464)
Future development costs	(4,124)	(3,242)	(433)	(7,799)
Future income taxes (3)	(187)	(880)	(473)	(1,540)

Future net cash flows	3,188	3,932	260	7,380
Discount at 10 per cent per annum	(642)	(1,586)	(94)	(2,322)

Standardised measure	2,546	2,346	166	5,058

2019
Future cash inflows	18,292	18,076	1,807	38,175
Future production costs	(4,710)	(4,917)	(459)	(10,086)
Future development costs	(3,860)	(4,516)	(226)	(8,602)
Future income taxes (3)	(2,551)	(1,657)	(711)	(4,919)

Future net cash flows	7,171	6,986	411	14,568
Discount at 10 per cent per annum	(1,926)	(3,396)	(94)	(5,416)

Standardised measure	5,245	3,590	317	9,152

2018
Future cash inflows	17,398	28,012	2,124	47,534
Future production costs	(5,345)	(11,182)	(501)	(17,028)
Future development costs	(3,842)	(6,554)	(189)	(10,585)
Future income taxes (3)	(1,919)	(1,236)	(901)	(4,056)

Future net cash flows	6,292	9,040	533	15,865
Discount at 10 per cent per annum	(1,713)	(3,783)	(129)	(5,625)

Standardised measure	4,579	5,257	404	10,240

(1)	Standardised measure includes Onshore US assets of US$ nil (2019: US$ nil; 2018: US$1,932 million).

(2)	Other is primarily comprised of Algeria and Trinidad and Tobago.
(3)	Future income taxes include credits to be received as a result of Petroleum operations and the utilisation of future tax losses by the Group.

Changes in the Standardised measure
Changes in the Standardised measure are presented in the following table.

	2020	2019	2018
	US$M	US$M	US$M
Changes in the Standardised measure
Standardised measure at the beginning of the year	9,152	10,240	8,242
Revisions:
Prices, net of production costs	(5,633)	3,821	5,540
Changes in future development costs	330	(228)	(358)
Revisions of reserves quantity estimates (1)	(229)	1,268	(166)
Accretion of discount	1,313	1,178	1,016
Changes in production timing and other	(310)	(618)	946

	4,623	15,661	15,220
Sales of oil and gas, net of production costs	(2,980)	(5,029)	(5,091)
Acquisitions of reserves-in-place	–	–	–
Sales of reserves-in-place (2)	–	(1,489)	(26)
Previously estimated development costs incurred	1,005	545	1,068
Extensions, discoveries, and improved recoveries, net of future costs	145	(33)	502
Changes in future income taxes	2,265	(503)	(1,433)

Standardised measure at the end of the year (3)	5,058	9,152	10,240

(1)	Changes in reserves quantities are shown in the Petroleum reserves tables in section 6. 4 .1.

(2)	Onshore US assets disposal in 2019 .

(3)	Standardised measure at the end of the year includes Onshore US assets of US$ nil (2019: US$ nil; 2018: US$1,932 million).

Capitalised exploratory well costs
The following table provides the changes to capitalised exploratory well costs that were pending the determination of proved reserves for the three years ended 30 June 2020, 30 June 2019 and 30 June 2018.

	2020	2019	2018
	US$M	US$M	US$M
Movement in capitalised exploratory well costs
At the beginning of the year	1,040	794	668
Additions to capitalised exploratory well costs pending the determination of proved reserves	120	297	186
Capitalised exploratory well costs charged to expense	–	(9)	(62)
Capitalised exploratory well costs reclassified to wells, equipment, and facilities based on the determination of proved reserves	(6)	(42)	2
Sale of suspended wells	(65)	–	–

At the end of the year	1,089	1,040	794

Ageing of capitalised exploratory well costs
The following table provides an ageing of capitalised exploratory well costs, based on the date the drilling was completed, and the number of projects for which exploratory well costs has been capitalised for a period greater than one year since the completion of drilling.
Exploration activity typically involves drilling multiple wells, over a number of years, to fully evaluate and appraise a project. The term “project” as used in this disclosure refers primarily to individual wells and associated exploratory activities.

	2020	2019	2018
	US$M	US$M	US$M
Ageing of capitalised exploratory well costs
Exploratory well costs capitalised for a period of one year or less	120	210	124
Exploratory well costs capitalised for a period greater than one year	969	830	670

At the end of the year	1,089	1,040	794

	2020	2019	2018
Number of projects that have been capitalised for a period greater than one year	14	13	17

Number of crude oil and natural gas wells drilled and completed
The number of crude oil and natural gas wells drilled and completed for each of the last three years was as follows:

	Net exploratory wells			Net development wells
	Productive	Dry	Total	Productive	Dry	Total	Total
Year ended 30 June 2020
Australia	–	–	–	–	–	–	–
United States (1)	–	–	–	–	1	1	1
Other (2)	1	1	2	1	–	1	3

Total	1	1	2	1	1	2	4

Year ended 30 June 2019
Australia	–	–	–	1	–	1	1
United States (1)	1	–	1	33	–	33	34
Other (2)	4	2	6	–	–	–	6

Total	5	2	7	34	–	34	41

Year ended 30 June 2018
Australia	–	–	–	1	–	1	1
United States (1)	1	1	2	84	1	85	87
Other (2)	–	–	–	–	–	–	–

Total	1	1	2	85	1	86	88

(1)
Includes Onshore US assets net productive development wells of nil
 (2019: 33; 2018: 84) and net dry development wells of nil (2019: nil; 2018: 1). Onshore US assets had nil net exploratory wells in 2020, 2019 and 2018.

(2)	Other is primarily comprised of Algeria, Mexico and Trinidad and Tobago.

Number of productive crude oil and natural gas wells in which we held an interest
The following tables show the number of gross and net productive crude oil and natural gas wells and total gross and net developed and undeveloped oil and natural gas acreage as at 30 June 2020. A gross well or acre is one in which a working interest is owned, while a net well or acre exists when the sum of fractional working interests owned in gross wells or acres equals one. Productive wells are producing wells and wells mechanically capable of production. Developed acreage is comprised of leased acres that are within an area by or assignable to a productive well. Undeveloped acreage is comprised of leased acres on which wells have not been drilled or completed to a point that would permit the production of economic quantities of oil and gas, regardless of whether such acres contain proved reserves.
The number of productive crude oil and natural gas wells in which the Group held an interest at 30 June 2020 was as follows:

	Crude oil wells		Natural gas wells		Total
	Gross	Net	Gross	Net	Gross	Net
Australia	353	176	162	54	515	230
United States	61	24	–	–	61	24
Other (1)	59	22	8	4	67	26

Total	473	222	170	58	643	280

(1)	Other is primarily comprised of Algeria and Trinidad and Tobago.

Developed and undeveloped acreage (including both leases and concessions) held
Developed and undeveloped acreage (including both leases and concessions) held at 30 June 2020 was as follows:

	Developed acreage		Undeveloped acreage
Thousands of acres	Gross	Net	Gross	Net
Australia	2,152	823	766	279
United States	98	36	844	800
Other (1)(2)	146	57	3,926	3,445

Total	2,396	916	5,536	4,524

(1)	Developed acreage in Other primarily consists of Algeria and Trinidad and Tobago.

(2)	Undeveloped acreage in Other primarily consists of Barb a dos , Canada, Mexico and Trinidad and Tobago.